CONTINGENT FORWARD CONTRACTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative [Line Items]
Schedule of financial assets and liabilities subject to fair value measurements on a recurring basis

The following table sets forth the Company’s financial assets subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of June 30, 2021 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment —
Certificates of deposit	$—	$505	$—	$505
Restricted cash	34,267	—	—	34,267
Total assets	$34,267	$505	$—	$34,772

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment–
Certificates of deposit	$—	$505	$—	$505
Restricted cash	26,006	—	—	26,006
Total assets	$26,006	$505	$—	$26,511
Liabilities:
Convertible preferred share warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment−
Certificates of deposit	$—	$505	$—	$505
Restricted cash – short term	11,278	—	—	11,278
Restricted cash – long term	14,728	—	—	14,728
Total assets	$26,006	$505	$—	$26,511
Liabilities:
Convertible preferred share warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2019 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment−
Certificate of deposit	$—	$505	$—	$505
Restricted cash – short term	19,767	—	—	19,767
Restricted cash – long term	8,200	—	—	8,200
Total assets	$27,967	$505	$—	$28,472
Liabilities:
Convertible preferred share warrant liability	$—	$—	$1,755	$1,755
Contingent forward contracts liability	—	—	30,844	30,844
Total liabilities	$—	$—	$32,599	$32,599

Third closing
Derivative [Line Items]
Schedule of financial assets and liabilities subject to fair value measurements on a recurring basis

Stock Price	$36.45
Volatility	100%
Expected term	0.01 Years
Risk-free rate	0.03%

Fourth closing
Derivative [Line Items]
Schedule of financial assets and liabilities subject to fair value measurements on a recurring basis

Fair value of Series E convertible preferred share	$36.45
Volatility	100%
Expected term	0.11 Years
Risk-free rate	0.03%

Series D convertible preferred shares
Derivative [Line Items]
Schedule of financial assets and liabilities subject to fair value measurements on a recurring basis

Settlement date	3/31/2020	6/30/2020
Expected term	—	—
Contingent Series D convertible preferred shares fair value (per share)	$6.99	$7.10
Present value factor	1.0000	1.0000
Estimated probability of satisfying milestones	100%	100%

Series E convertible preferred shares
Derivative [Line Items]
Schedule of financial assets and liabilities subject to fair value measurements on a recurring basis

Effective date	9/22/2020	12/31/2020
Expected term	0.25 Years	—
Contingent Series E convertible preferred shares fair value (per share)	$7.92	$10.09
Present value factor	0.9999	1.0000
Estimated probability of satisfying milestones	95%	100%

Series D contingent forward contract liability
Derivative [Line Items]
Schedule of financial assets and liabilities subject to fair value measurements on a recurring basis

Effective date	9/20/2018
Coupon payment dates	Semi-Annual
Maturity date	03/20/2020
Initial term	1.5 Years
Interest rate (coupon rate)	8.00%
Yield (market rate)	8.00%
Effective interest rate	2.47%